Share-based compensation and warrant reserve (Details 1) - Year	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Option And Warrant Reserves [Abstract]
Risk-free interest rate	3.06%	2.20%	0.91%
Expected dividend yield	0.00%	0.00%	0.00%
Share price volatility	68.00%	67.00%	67.00%
Expected forfeiture rate	4.70%	2.50%	0.00%
Expected life in years	5	5	4.9